Fair Value Measurements (Details) - Schedule of change in fair value - Warrant Liabilities [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of change in fair value [Line Items]
Level 2 financial instruments, Beginning balance	$ 17,676
Change in fair value	8,838	$ 153,191
Level 2 financial instruments, Ending balance	$ 26,514	$ 17,676